SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On October 24, 2022, the Company executed Employment Agreements with Breunich, Del Mastro and Jaramillo. Breunich will receive $300,000 annually, of which $60,000 is deferred for one year. Del Mastro and Jaramillo each will receive $250,000 annually, of which $50,000 is deferred for one year. Additionally, there are incentives included in the agreements.

On October 25, 2022, the Company received a waiver notice from its legal counsel for 62,500 shares of common stock which was recorded as issuable.

NOTE 12 – SUBSEQUENT EVENTS

On January 1, 2022, the Company issued its legal counsel 12,500 shares of common stock for legal work for January 2022. The common stock of the Company is thinly traded and had a value of $0.119 per share, therefore the Company recorded the transaction at $1,488.

On February 1, 2022, the Company issued its legal counsel 12,500 shares of common stock for legal work for February 2022. The common stock of the Company is thinly traded and had a value of $0.069 per share, therefore the Company recorded the transaction at $862.

On February 8, 2022, the Company entered into a First Amendment to Loan Agreement with FVP Servicing, LLC (see Note 6) for an additional incremental advance of $100,000.

On February 22, 2022, the Company issued 1,000,000 shares of common stock of the Company to Hospitality Funding Inc. in exchange for services related to consulting.

On March 1, 2022, the Company issued its legal counsel 12,500 shares of common stock for legal work for March 2022. The common stock of the Company is thinly traded and had a value of $0.06 per share, therefore the Company recorded the transaction at $750.

On March 7, 2022, Altitude International Holdings, Inc. and CMA Soccer LLC entered into a Consulting, Management and License Agreement with Soccer Partners America (“Soccer Partners”), a Colorado not for profit corporation. Soccer Partners, under the brand name of Rush Soccer, has developed the largest known network of affiliated independent youth soccer clubs and with CMA Soccer, will establish a Rush residential academy program and a men’s professional soccer team. As part of the agreement, certain members of the management of Soccer Partners were granted a combined total of 10,000,000 shares of common stock of the Company and employment agreements for five individuals.